Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
All approvals of RSU grants and other equity awards are administered by the Board, the Committee or the Stock Committee (which is composed of our CEO and Chief Financial Officer)
New hire and ad hoc promotional and adjustment grants to non-Section 16 officers are generally granted on a predetermined schedule established by the Committee in the first quarter of each fiscal year, subject to certain exceptions
Annual equity awards to Section 16 officers are generally scheduled to be approved at a meeting of the Committee in the first quarter after the fourth fiscal quarter earnings announcement and are effective on the third Friday of the month if the meeting approving such grants occurs on or before such date
The exercise price of stock options granted will be the closing market price on the date of grant
The Company intends to grant RSUs and other equity awards in accordance with the foregoing policy without regard to the timing of the release of material non-public information, such as a positive or negative earnings announcement
Award Timing Method
New hire and ad hoc promotional and adjustment grants to non-Section 16 officers are generally granted on a predetermined schedule established by the Committee in the first quarter of each fiscal year, subject to certain exceptions
Annual equity awards to Section 16 officers are generally scheduled to be approved at a meeting of the Committee in the first quarter after the fourth fiscal quarter earnings announcement and are effective on the third Friday of the month if the meeting approving such grants occurs on or before such date
The exercise price of stock options granted will be the closing market price on the date of grant

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company intends to grant RSUs and other equity awards in accordance with the foregoing policy without regard to the timing of the release of material non-public information, such as a positive or negative earnings announcement
MNPI Disclosure Timed for Compensation Value	false